Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2016
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS

Our valuation and qualifying accounts as of December 31, 2016, 2015 and 2014 were as follows:

Allowance for doubtful accounts	Balance at Beginning of Year	Charged to Costs and Expenses	Deductions	Balance at End of Year
	(In thousands)
For the years ended:
December 31, 2016	$11,447	$14,384	$(13,079)	$12,752
December 31, 2015	$11,950	$6,637	$(7,140)	$11,447
December 31, 2014	$10,736	$7,337	$(6,123)	$11,950